SUBSEQUENT EVENTS (Details)	1 Months Ended	12 Months Ended
	Jan. 17, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Options granted to purchase ordinary shares | shares		143,000	1,944,670	214,630
Exercise price			$ 6.39	$ 3.63
Certain Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted to purchase ordinary shares | shares	124,000
Exercise price	$ 3.97
Fair value of options	$ 341,000
Options vesting description	The options vest over 4 years from the date of grant; 1/4 vest on the first anniversary of the date of grant and the remaining vest in twelve equal quarterly installments following the first anniversary of the grant date.
CMO [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted to purchase ordinary shares | shares	25,000
Exercise price	$ 4
Fair value of options	$ 68,000
Options vesting description	From the total options, 25% will vest on March 1, 2019 and the remaining 75% options shall vest in 12 installments (equal or rounded), upon the lapse of each three-month period following the first anniversary of the grant date.
Non-executive Directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted to purchase ordinary shares | shares	201,828
Exercise price	$ 4
Fair value of options	$ 542,000
Options vesting description	The options will vest in 3 years in twelve quarterly installments starting in the first quarter following their appointment of each director as a board member.